TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current liabilities	$ 2,567	$ 3,422
Non-current liabilities	2,204	750
Net deferred tax liabilities	$ 4,771	$ 4,172